Note 9 - Equity Method Investments - Companies Accounted for as Equity Method Investments (Details)	6 Months Ended
Jun. 30, 2018
Steadman Maritime Co. [Member]
Vessel name or hull name	Ensenada
Participation percentage	49.00%
Date of establishment	Jul. 01, 2013
Marchant Maritime Co. [Member]
Vessel name or hull name	Padma
Participation percentage	49.00%
Date of establishment	Jul. 08, 2013
Horton Maritime Co. [Member]
Vessel name or hull name	Petalidi
Participation percentage	49.00%
Date of establishment	Jun. 26, 2013
Smales Maritime Co. [Member]
Vessel name or hull name	Elafonisos
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Geyer Maritime Co. [Member]
Vessel name or hull name	Arkadia
Participation percentage	49.00%
Date of establishment	May 18, 2015
Goodway Maritime Co. [Member]
Vessel name or hull name	Monemvasia
Participation percentage	49.00%
Date of establishment	Sep. 22, 2015
Kemp Maritime Co. [Member]
Vessel name or hull name	Cape Akritas
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Hyde Maritime Co. [Member]
Vessel name or hull name	Cape Tainaro
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Skerrett Maritime Co. [Member]
Vessel name or hull name	Cape Artemisio
Participation percentage	49.00%
Date of establishment	Dec. 23, 2013
Ainsley Maritime Co. [Member]
Vessel name or hull name	Cape Kortia
Participation percentage	25.00%
Date of establishment	Jun. 25, 2013
Ambrose Maritime Co. [Member]
Vessel name or hull name	Cape Sounio
Participation percentage	25.00%
Date of establishment	Jun. 25, 2013
Benedict Maritime Co. [Member]
Vessel name or hull name	Triton
Participation percentage	40.00%
Date of establishment	Oct. 16, 2013
Bertrand Maritime Co. [Member]
Vessel name or hull name	Titan
Participation percentage	40.00%
Date of establishment	Oct. 16, 2013
Beardmore Maritime Co. [Member]
Vessel name or hull name	Talos
Participation percentage	40.00%
Date of establishment	Dec. 23, 2013
Schofield Maritime Co. [Member]
Vessel name or hull name	Taurus
Participation percentage	40.00%
Date of establishment	Dec. 23, 2013
Fairbank Maritime Co. [Member]
Vessel name or hull name	Theseus
Participation percentage	40.00%
Date of establishment	Dec. 23, 2013
Platt Maritime Co. [Member]
Vessel name or hull name	Polar Argentina
Participation percentage	49.00%
Date of establishment	May 18, 2015
Sykes Maritime Co. [Member]
Vessel name or hull name	Polar Brasil
Participation percentage	49.00%
Date of establishment	May 18, 2015